Jun. 17, 2025
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The fourth paragraph of the sections of the Summary Prospectus titled “Principal Investment Strategies” and the Prospectus titled “Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Index is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment (the “Calvert Principles”) (a copy of which is included as an appendix to the Fund’s prospectus) and are selected from the universe of the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies. As described in the Index rules and methodology (available on the Calvert website), and as determined by Calvert Research and Management (“Calvert”), Index components must meet certain criteria relating to leadership in talent management practices, which may be evidenced by a diverse workforce or an equal and inclusive work culture, or demonstrate significant improvements in talent management practices. More specifically, the following factors related to leadership in talent management practices are considered: (i) workforce representation (a gender-balanced workforce among its board members, executives, senior and middle management, and employees; ethnically diverse board members and, where available, executives and management; and representation of board members on age and cultural background); (ii) career advancement (career opportunities, pipeline ratio, internal mobility and promotion); (iii) pay and compensation (employee compensation and benefits, living wage and pay gap); (iv) work life balance (family support and flexible working); and (v) corporate culture and inclusion.

The first sentence of the sixth paragraph of the sections of the Summary Prospectus titled “Principal Investment Strategies” and the Prospectus titled “Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

Stocks are weighted in the Index based on their float-adjusted market capitalization tilted towards companies with better talent management practices, subject to certain prescribed limits.

The fourth footnote of the “Average Annual Total Returns” table in the sections of the Summary Prospectus titled “Performance Information” and in the Prospectus titled “Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Performance Information” is hereby deleted in its entirety and replaced with the following:

The Calvert US Large-Cap Diversity Research Index is composed of companies that operate their businesses in a manner that is consistent with the Calvert Principles and are selected from the universe of the 1,000 largest publicly traded US companies by market capitalization. As described in the Index Methodology and as determined by Calvert, Index components must meet certain criteria relating to leadership in talent management practices, or demonstrate significant improvements in talent management practices. It is not possible to invest directly in an index.

Please retain this supplement for future reference.

Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF (the “Fund”)

Morgan Stanley ETF Trust

Calvert Research and Management, the index provider for the Fund, updated the index methodology for the Calvert US Large-Cap Diversity Research Index (the “Index”) on June 11, 2025. The updated index methodology will be implemented in connection with the reconstitution of the Index on June 20, 2025. The Fund will continue to use a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund’s investment objective will remain unchanged and the Fund’s principal investment strategies and principal risks will remain unchanged other than as discussed below.

Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended as follows: